Shareholder Report	12 Months Ended	94 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series VII
Entity Central Index Key	0000315700
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Advisor Semiconductors Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class Z
Trading Symbol	FIKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 77	0.54%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within technology hardware, storage & peripherals. Stock picking in semiconductors and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Western Digital (+581%). This period we decreased our stake in Western Digital. A second notable relative contributor was an overweight in Marvell Technology (+133%). The company was among our biggest holdings. Another notable relative contributor was an underweight in Qualcomm (+3%).
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in semiconductor materials & equipment. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Intel (+356%). This period we decreased our stake in Intel. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our position in Advanced Micro Devices. Another notable relative detractor was an underweight in Applied Materials (+184%).
•Notable changes in positioning include higher allocations to the semiconductor materials & equipment and technology hardware, storage & peripherals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,203 $14,700 $23,970 $23,292 $34,912 $48,893 $60,206 $111,242 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $10,992 $14,816 $23,440 $22,253 $33,233 $49,556 $57,990 $106,315 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 $28,991 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 84.77% 35.93% 36.01% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 83.33% 35.31% 35.23% S&P 500® Index 19.56% 12.86% 14.56% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,203,754,194	$ 7,203,754,194
Holdings Count | shares	76	76
Advisory Fees Paid, Amount	$ 35,292,988
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$7,203,754,194
Number of Holdings	76
Total Advisory Fee	$35,292,988
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 93.8 Technology Hardware, Storage & Peripherals 4.5 Electronic Equipment, Instruments & Components 0.7 Electrical Equipment 0.3 Software 0.2 Financial Services 0.0 Metals & Mining 0.0 Common Stocks 98.5 Preferred Stocks 1.0 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.0 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 85.1 Netherlands 9.1 Japan 2.3 Israel 2.0 Taiwan 1.3 Korea (South) 0.2 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.1 Netherlands - 9.1 Japan - 2.3 Israel - 2.0 Taiwan - 1.3 Korea (South) - 0.2 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.4 Broadcom Inc 15.4 Marvell Technology Inc 6.2 Astera Labs Inc 4.9 Monolithic Power Systems Inc 4.8 ASML Holding NV depository receipt 4.8 ON Semiconductor Corp 4.2 NXP Semiconductors NV 4.1 Micron Technology Inc 4.1 Lam Research Corp 3.7 76.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Semiconductors Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class M
Trading Symbol	FELTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 164	1.16%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within technology hardware, storage & peripherals. Stock picking in semiconductors and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Western Digital (+581%). This period we decreased our stake in Western Digital. A second notable relative contributor was an overweight in Marvell Technology (+133%). The company was among our biggest holdings. Another notable relative contributor was an underweight in Qualcomm (+3%).
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in semiconductor materials & equipment. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Intel (+356%). This period we decreased our stake in Intel. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our position in Advanced Micro Devices. Another notable relative detractor was an underweight in Applied Materials (+184%).
•Notable changes in positioning include higher allocations to the semiconductor materials & equipment and technology hardware, storage & peripherals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $12,614 $16,014 $17,590 $22,917 $37,122 $35,847 $53,395 $74,314 $90,944 $167,009 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $13,272 $16,695 $18,382 $24,778 $39,200 $37,215 $55,578 $82,876 $96,980 $177,796 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 77.21% 34.13% 32.52% Class M (without 3.50% sales charge) 83.64% 35.09% 32.99% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 83.33% 35.31% 33.35% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,203,754,194	$ 7,203,754,194
Holdings Count | shares	76	76
Advisory Fees Paid, Amount	$ 35,292,988
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$7,203,754,194
Number of Holdings	76
Total Advisory Fee	$35,292,988
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 93.8 Technology Hardware, Storage & Peripherals 4.5 Electronic Equipment, Instruments & Components 0.7 Electrical Equipment 0.3 Software 0.2 Financial Services 0.0 Metals & Mining 0.0 Common Stocks 98.5 Preferred Stocks 1.0 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.0 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 85.1 Netherlands 9.1 Japan 2.3 Israel 2.0 Taiwan 1.3 Korea (South) 0.2 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.1 Netherlands - 9.1 Japan - 2.3 Israel - 2.0 Taiwan - 1.3 Korea (South) - 0.2 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.4 Broadcom Inc 15.4 Marvell Technology Inc 6.2 Astera Labs Inc 4.9 Monolithic Power Systems Inc 4.8 ASML Holding NV depository receipt 4.8 ON Semiconductor Corp 4.2 NXP Semiconductors NV 4.1 Micron Technology Inc 4.1 Lam Research Corp 3.7 76.6
Fidelity Advisor Semiconductors Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class I
Trading Symbol	FELIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 93	0.66%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within technology hardware, storage & peripherals. Stock picking in semiconductors and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Western Digital (+581%). This period we decreased our stake in Western Digital. A second notable relative contributor was an overweight in Marvell Technology (+133%). The company was among our biggest holdings. Another notable relative contributor was an underweight in Qualcomm (+3%).
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in semiconductor materials & equipment. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Intel (+356%). This period we decreased our stake in Intel. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our position in Advanced Micro Devices. Another notable relative detractor was an underweight in Applied Materials (+184%).
•Notable changes in positioning include higher allocations to the semiconductor materials & equipment and technology hardware, storage & peripherals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $13,162 $16,813 $18,571 $24,342 $39,644 $38,472 $57,597 $80,560 $99,092 $182,873 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $13,272 $16,695 $18,382 $24,778 $39,200 $37,215 $55,578 $82,876 $96,980 $177,796 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 84.55% 35.77% 33.73% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 83.33% 35.31% 33.35% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,203,754,194	$ 7,203,754,194
Holdings Count | shares	76	76
Advisory Fees Paid, Amount	$ 35,292,988
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$7,203,754,194
Number of Holdings	76
Total Advisory Fee	$35,292,988
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 93.8 Technology Hardware, Storage & Peripherals 4.5 Electronic Equipment, Instruments & Components 0.7 Electrical Equipment 0.3 Software 0.2 Financial Services 0.0 Metals & Mining 0.0 Common Stocks 98.5 Preferred Stocks 1.0 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.0 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 85.1 Netherlands 9.1 Japan 2.3 Israel 2.0 Taiwan 1.3 Korea (South) 0.2 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.1 Netherlands - 9.1 Japan - 2.3 Israel - 2.0 Taiwan - 1.3 Korea (South) - 0.2 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.4 Broadcom Inc 15.4 Marvell Technology Inc 6.2 Astera Labs Inc 4.9 Monolithic Power Systems Inc 4.8 ASML Holding NV depository receipt 4.8 ON Semiconductor Corp 4.2 NXP Semiconductors NV 4.1 Micron Technology Inc 4.1 Lam Research Corp 3.7 76.6
Fidelity Advisor Semiconductors Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class C
Trading Symbol	FELCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 234	1.66%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within technology hardware, storage & peripherals. Stock picking in semiconductors and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Western Digital (+581%). This period we decreased our stake in Western Digital. A second notable relative contributor was an overweight in Marvell Technology (+133%). The company was among our biggest holdings. Another notable relative contributor was an underweight in Qualcomm (+3%).
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in semiconductor materials & equipment. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Intel (+356%). This period we decreased our stake in Intel. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our position in Advanced Micro Devices. Another notable relative detractor was an underweight in Applied Materials (+184%).
•Notable changes in positioning include higher allocations to the semiconductor materials & equipment and technology hardware, storage & peripherals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $13,021 $16,456 $17,991 $23,340 $37,617 $36,140 $53,554 $74,153 $90,979 $167,487 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $13,272 $16,695 $18,382 $24,778 $39,200 $37,215 $55,578 $82,876 $96,980 $177,796 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 81.71% 34.41% 32.56% Class C 82.71% 34.41% 32.56% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 83.33% 35.31% 33.35% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,203,754,194	$ 7,203,754,194
Holdings Count | shares	76	76
Advisory Fees Paid, Amount	$ 35,292,988
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$7,203,754,194
Number of Holdings	76
Total Advisory Fee	$35,292,988
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 93.8 Technology Hardware, Storage & Peripherals 4.5 Electronic Equipment, Instruments & Components 0.7 Electrical Equipment 0.3 Software 0.2 Financial Services 0.0 Metals & Mining 0.0 Common Stocks 98.5 Preferred Stocks 1.0 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.0 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 85.1 Netherlands 9.1 Japan 2.3 Israel 2.0 Taiwan 1.3 Korea (South) 0.2 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.1 Netherlands - 9.1 Japan - 2.3 Israel - 2.0 Taiwan - 1.3 Korea (South) - 0.2 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.4 Broadcom Inc 15.4 Marvell Technology Inc 6.2 Astera Labs Inc 4.9 Monolithic Power Systems Inc 4.8 ASML Holding NV depository receipt 4.8 ON Semiconductor Corp 4.2 NXP Semiconductors NV 4.1 Micron Technology Inc 4.1 Lam Research Corp 3.7 76.6
Fidelity Advisor Semiconductors Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class A
Trading Symbol	FELAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 129	0.91%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within technology hardware, storage & peripherals. Stock picking in semiconductors and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Western Digital (+581%). This period we decreased our stake in Western Digital. A second notable relative contributor was an overweight in Marvell Technology (+133%). The company was among our biggest holdings. Another notable relative contributor was an underweight in Qualcomm (+3%).
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in semiconductor materials & equipment. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Intel (+356%). This period we decreased our stake in Intel. A second notable relative detractor was an underweight in Advanced Micro Devices (+170%). This period we increased our position in Advanced Micro Devices. Another notable relative detractor was an underweight in Applied Materials (+184%).
•Notable changes in positioning include higher allocations to the semiconductor materials & equipment and technology hardware, storage & peripherals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $12,367 $15,750 $17,353 $22,671 $36,830 $35,648 $53,227 $74,260 $91,111 $167,728 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $13,272 $16,695 $18,382 $24,778 $39,200 $37,215 $55,578 $82,876 $96,980 $177,796 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 73.51% 33.83% 32.57% Class A (without 5.75% sales charge) 84.09% 35.42% 33.36% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 83.33% 35.31% 33.35% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,203,754,194	$ 7,203,754,194
Holdings Count | shares	76	76
Advisory Fees Paid, Amount	$ 35,292,988
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$7,203,754,194
Number of Holdings	76
Total Advisory Fee	$35,292,988
Portfolio Turnover	99%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 93.8 Technology Hardware, Storage & Peripherals 4.5 Electronic Equipment, Instruments & Components 0.7 Electrical Equipment 0.3 Software 0.2 Financial Services 0.0 Metals & Mining 0.0 Common Stocks 98.5 Preferred Stocks 1.0 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.0 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 85.1 Netherlands 9.1 Japan 2.3 Israel 2.0 Taiwan 1.3 Korea (South) 0.2 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.1 Netherlands - 9.1 Japan - 2.3 Israel - 2.0 Taiwan - 1.3 Korea (South) - 0.2 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.4 Broadcom Inc 15.4 Marvell Technology Inc 6.2 Astera Labs Inc 4.9 Monolithic Power Systems Inc 4.8 ASML Holding NV depository receipt 4.8 ON Semiconductor Corp 4.2 NXP Semiconductors NV 4.1 Micron Technology Inc 4.1 Lam Research Corp 3.7 76.6
Fidelity Advisor Industrials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class Z
Trading Symbol	FIKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,808 $9,199 $12,525 $11,596 $13,816 $17,564 $22,165 $26,996 MSCI U.S. IMI Industrials 25-50 Index $10,000 $10,039 $9,457 $13,947 $12,942 $15,447 $18,353 $21,730 $26,086 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 $28,991 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 21.79% 16.60% 13.52% MSCI U.S. IMI Industrials 25-50 Index 20.05% 13.34% 13.02% S&P 500® Index 19.56% 12.86% 14.56% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,161,544,746	$ 2,161,544,746
Holdings Count | shares	50	50
Advisory Fees Paid, Amount	$ 10,611,345
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 30.9 Machinery 24.3 Electrical Equipment 13.6 Building Products 8.8 Ground Transportation 5.6 Construction & Engineering 5.0 Commercial Services & Supplies 3.2 Trading Companies & Distributors 3.0 Industrial Conglomerates 1.8 Others 2.5 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.1 GE Vernova Inc 6.3 Boeing Co 6.2 Trane Technologies PLC 4.6 Howmet Aerospace Inc 4.5 Parker-Hannifin Corp 4.4 Eaton Corp PLC 3.5 RTX Corp 3.5 PACCAR Inc 2.9 Quanta Services Inc 2.9 46.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Industrials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class M
Trading Symbol	FCLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 132	1.20%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,840 $12,542 $12,765 $11,895 $16,088 $14,797 $17,518 $22,125 $27,746 $33,583 MSCI U.S. IMI Industrials 25-50 Index $10,000 $11,882 $13,626 $14,063 $13,248 $19,538 $18,129 $21,639 $25,709 $30,439 $36,542 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 16.80% 15.03% 12.88% Class M (without 3.50% sales charge) 21.04% 15.86% 13.28% MSCI U.S. IMI Industrials 25-50 Index 20.05% 13.34% 13.84% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,161,544,746	$ 2,161,544,746
Holdings Count | shares	50	50
Advisory Fees Paid, Amount	$ 10,611,345
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 30.9 Machinery 24.3 Electrical Equipment 13.6 Building Products 8.8 Ground Transportation 5.6 Construction & Engineering 5.0 Commercial Services & Supplies 3.2 Trading Companies & Distributors 3.0 Industrial Conglomerates 1.8 Others 2.5 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.1 GE Vernova Inc 6.3 Boeing Co 6.2 Trane Technologies PLC 4.6 Howmet Aerospace Inc 4.5 Parker-Hannifin Corp 4.4 Eaton Corp PLC 3.5 RTX Corp 3.5 PACCAR Inc 2.9 Quanta Services Inc 2.9 46.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Industrials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class I
Trading Symbol	FCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $11,291 $13,132 $13,436 $12,588 $17,116 $15,824 $18,834 $23,912 $30,142 $36,665 MSCI U.S. IMI Industrials 25-50 Index $10,000 $11,882 $13,626 $14,063 $13,248 $19,538 $18,129 $21,639 $25,709 $30,439 $36,542 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 21.64% 16.46% 13.87% MSCI U.S. IMI Industrials 25-50 Index 20.05% 13.34% 13.84% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,161,544,746	$ 2,161,544,746
Holdings Count | shares	50	50
Advisory Fees Paid, Amount	$ 10,611,345
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 30.9 Machinery 24.3 Electrical Equipment 13.6 Building Products 8.8 Ground Transportation 5.6 Construction & Engineering 5.0 Commercial Services & Supplies 3.2 Trading Companies & Distributors 3.0 Industrial Conglomerates 1.8 Others 2.5 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.1 GE Vernova Inc 6.3 Boeing Co 6.2 Trane Technologies PLC 4.6 Howmet Aerospace Inc 4.5 Parker-Hannifin Corp 4.4 Eaton Corp PLC 3.5 RTX Corp 3.5 PACCAR Inc 2.9 Quanta Services Inc 2.9 46.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Industrials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class C
Trading Symbol	FCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.70%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $11,176 $12,866 $13,030 $12,083 $16,261 $14,882 $17,532 $22,035 $27,697 $33,611 MSCI U.S. IMI Industrials 25-50 Index $10,000 $11,882 $13,626 $14,063 $13,248 $19,538 $18,129 $21,639 $25,709 $30,439 $36,542 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 19.44% 15.28% 12.89% Class C 20.44% 15.28% 12.89% MSCI U.S. IMI Industrials 25-50 Index 20.05% 13.34% 13.84% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,161,544,746	$ 2,161,544,746
Holdings Count | shares	50	50
Advisory Fees Paid, Amount	$ 10,611,345
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 30.9 Machinery 24.3 Electrical Equipment 13.6 Building Products 8.8 Ground Transportation 5.6 Construction & Engineering 5.0 Commercial Services & Supplies 3.2 Trading Companies & Distributors 3.0 Industrial Conglomerates 1.8 Others 2.5 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.1 GE Vernova Inc 6.3 Boeing Co 6.2 Trane Technologies PLC 4.6 Howmet Aerospace Inc 4.5 Parker-Hannifin Corp 4.4 Eaton Corp PLC 3.5 RTX Corp 3.5 PACCAR Inc 2.9 Quanta Services Inc 2.9 46.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Industrials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class A
Trading Symbol	FCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,614 $12,309 $12,563 $11,736 $15,918 $14,678 $17,419 $22,060 $27,729 $33,650 MSCI U.S. IMI Industrials 25-50 Index $10,000 $11,882 $13,626 $14,063 $13,248 $19,538 $18,129 $21,639 $25,709 $30,439 $36,542 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 14.37% 14.78% 12.90% Class A (without 5.75% sales charge) 21.35% 16.15% 13.57% MSCI U.S. IMI Industrials 25-50 Index 20.05% 13.34% 13.84% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,161,544,746	$ 2,161,544,746
Holdings Count | shares	50	50
Advisory Fees Paid, Amount	$ 10,611,345
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 30.9 Machinery 24.3 Electrical Equipment 13.6 Building Products 8.8 Ground Transportation 5.6 Construction & Engineering 5.0 Commercial Services & Supplies 3.2 Trading Companies & Distributors 3.0 Industrial Conglomerates 1.8 Others 2.5 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.1 GE Vernova Inc 6.3 Boeing Co 6.2 Trane Technologies PLC 4.6 Howmet Aerospace Inc 4.5 Parker-Hannifin Corp 4.4 Eaton Corp PLC 3.5 RTX Corp 3.5 PACCAR Inc 2.9 Quanta Services Inc 2.9 46.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Financials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class Z
Trading Symbol	FIKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance firms. Stock picks and an overweight in regional banks, along with stock selection and an underweight in the financial exchanges & data category, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in State Street (+68%). The company was among the fund's biggest holdings. Avoiding S&P Global, an index component that returned -21%, also helped. Another notable relative contributor this period was avoiding Coinbase Global, an index component that returned about -61%.
•In contrast, the primary detractor from performance versus the sector index was an underweight among life & health insurance providers. Stock selection in insurance brokers also hampered the fund's result, as did an overweight in the diversified financial services industry.
•Not owning Goldman Sachs Group, an index component that gained roughly 44%, was the biggest individual relative detractor, followed by an overweight in Blue Owl Capital (-43%). The latter was a stake we established this period. An overweight in Mastercard (+2%), the fund's biggest holding, also detracted.
•Notable changes in positioning include increased exposure to the investment banking & brokerage industry and a lower allocation to financial exchanges & data stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,472 $8,924 $14,504 $14,065 $14,710 $19,231 $23,248 $27,298 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $10,457 $8,858 $13,921 $13,268 $13,983 $17,897 $21,515 $24,273 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 $28,991 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 17.42% 13.48% 13.68% MSCI U.S. IMI Financials 5% Capped Linked Index 12.82% 11.76% 11.99% S&P 500® Index 19.56% 12.86% 14.56% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 676,458,374	$ 676,458,374
Holdings Count | shares	64	64
Advisory Fees Paid, Amount	$ 4,639,325
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$676,458,374
Number of Holdings	64
Total Advisory Fee	$4,639,325
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 34.0 Capital Markets 28.4 Insurance 17.2 Financial Services 14.6 Consumer Finance 4.5 Professional Services 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 95.1 United Kingdom 1.6 Puerto Rico 0.8 Australia 0.7 Grand Cayman (UK Overseas Ter) 0.7 Mexico 0.6 France 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 United Kingdom - 1.6 Puerto Rico - 0.8 Australia - 0.7 Grand Cayman (UK Overseas Ter) - 0.7 Mexico - 0.6 France - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.8 Bank of America Corp 7.0 Wells Fargo & Co 6.7 Charles Schwab Corp/The 4.7 State Street Corp 3.9 Citigroup Inc 3.8 Reinsurance Group of America Inc 3.4 Morgan Stanley 2.6 Chubb Ltd 2.5 Capital One Financial Corp 2.4 45.8
Fidelity Advisor Financials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class M
Trading Symbol	FAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 134	1.24%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance firms. Stock picks and an overweight in regional banks, along with stock selection and an underweight in the financial exchanges & data category, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in State Street (+68%). The company was among the fund's biggest holdings. Avoiding S&P Global, an index component that returned -21%, also helped. Another notable relative contributor this period was avoiding Coinbase Global, an index component that returned about -61%.
•In contrast, the primary detractor from performance versus the sector index was an underweight among life & health insurance providers. Stock selection in insurance brokers also hampered the fund's result, as did an overweight in the diversified financial services industry.
•Not owning Goldman Sachs Group, an index component that gained roughly 44%, was the biggest individual relative detractor, followed by an overweight in Blue Owl Capital (-43%). The latter was a stake we established this period. An overweight in Mastercard (+2%), the fund's biggest holding, also detracted.
•Notable changes in positioning include increased exposure to the investment banking & brokerage industry and a lower allocation to financial exchanges & data stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $12,219 $13,666 $13,908 $11,769 $19,006 $18,315 $19,026 $24,715 $29,684 $34,631 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $13,125 $14,720 $15,196 $12,873 $20,230 $19,281 $20,321 $26,008 $31,266 $35,275 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 12.58% 11.95% 13.23% Class M (without 3.50% sales charge) 16.66% 12.75% 13.63% MSCI U.S. IMI Financials 5% Capped Linked Index 12.82% 11.76% 13.43% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 676,458,374	$ 676,458,374
Holdings Count | shares	64	64
Advisory Fees Paid, Amount	$ 4,639,325
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$676,458,374
Number of Holdings	64
Total Advisory Fee	$4,639,325
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 34.0 Capital Markets 28.4 Insurance 17.2 Financial Services 14.6 Consumer Finance 4.5 Professional Services 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 95.1 United Kingdom 1.6 Puerto Rico 0.8 Australia 0.7 Grand Cayman (UK Overseas Ter) 0.7 Mexico 0.6 France 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 United Kingdom - 1.6 Puerto Rico - 0.8 Australia - 0.7 Grand Cayman (UK Overseas Ter) - 0.7 Mexico - 0.6 France - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.8 Bank of America Corp 7.0 Wells Fargo & Co 6.7 Charles Schwab Corp/The 4.7 State Street Corp 3.9 Citigroup Inc 3.8 Reinsurance Group of America Inc 3.4 Morgan Stanley 2.6 Chubb Ltd 2.5 Capital One Financial Corp 2.4 45.8
Fidelity Advisor Financials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class I
Trading Symbol	FFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance firms. Stock picks and an overweight in regional banks, along with stock selection and an underweight in the financial exchanges & data category, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in State Street (+68%). The company was among the fund's biggest holdings. Avoiding S&P Global, an index component that returned -21%, also helped. Another notable relative contributor this period was avoiding Coinbase Global, an index component that returned about -61%.
•In contrast, the primary detractor from performance versus the sector index was an underweight among life & health insurance providers. Stock selection in insurance brokers also hampered the fund's result, as did an overweight in the diversified financial services industry.
•Not owning Goldman Sachs Group, an index component that gained roughly 44%, was the biggest individual relative detractor, followed by an overweight in Blue Owl Capital (-43%). The latter was a stake we established this period. An overweight in Mastercard (+2%), the fund's biggest holding, also detracted.
•Notable changes in positioning include increased exposure to the investment banking & brokerage industry and a lower allocation to financial exchanges & data stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $12,736 $14,319 $14,657 $12,472 $20,243 $19,610 $20,487 $26,740 $32,287 $37,858 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $13,125 $14,720 $15,196 $12,873 $20,230 $19,281 $20,321 $26,008 $31,266 $35,275 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 17.25% 13.34% 14.24% MSCI U.S. IMI Financials 5% Capped Linked Index 12.82% 11.76% 13.43% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 676,458,374	$ 676,458,374
Holdings Count | shares	64	64
Advisory Fees Paid, Amount	$ 4,639,325
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$676,458,374
Number of Holdings	64
Total Advisory Fee	$4,639,325
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 34.0 Capital Markets 28.4 Insurance 17.2 Financial Services 14.6 Consumer Finance 4.5 Professional Services 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 95.1 United Kingdom 1.6 Puerto Rico 0.8 Australia 0.7 Grand Cayman (UK Overseas Ter) 0.7 Mexico 0.6 France 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 United Kingdom - 1.6 Puerto Rico - 0.8 Australia - 0.7 Grand Cayman (UK Overseas Ter) - 0.7 Mexico - 0.6 France - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.8 Bank of America Corp 7.0 Wells Fargo & Co 6.7 Charles Schwab Corp/The 4.7 State Street Corp 3.9 Citigroup Inc 3.8 Reinsurance Group of America Inc 3.4 Morgan Stanley 2.6 Chubb Ltd 2.5 Capital One Financial Corp 2.4 45.8
Fidelity Advisor Financials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class C
Trading Symbol	FAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.74%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance firms. Stock picks and an overweight in regional banks, along with stock selection and an underweight in the financial exchanges & data category, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in State Street (+68%). The company was among the fund's biggest holdings. Avoiding S&P Global, an index component that returned -21%, also helped. Another notable relative contributor this period was avoiding Coinbase Global, an index component that returned about -61%.
•In contrast, the primary detractor from performance versus the sector index was an underweight among life & health insurance providers. Stock selection in insurance brokers also hampered the fund's result, as did an overweight in the diversified financial services industry.
•Not owning Goldman Sachs Group, an index component that gained roughly 44%, was the biggest individual relative detractor, followed by an overweight in Blue Owl Capital (-43%). The latter was a stake we established this period. An overweight in Mastercard (+2%), the fund's biggest holding, also detracted.
•Notable changes in positioning include increased exposure to the investment banking & brokerage industry and a lower allocation to financial exchanges & data stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $12,606 $14,029 $14,211 $11,966 $19,220 $18,427 $19,049 $24,618 $29,645 $34,673 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $13,125 $14,720 $15,196 $12,873 $20,230 $19,281 $20,321 $26,008 $31,266 $35,275 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 15.06% 12.18% 13.24% Class C 16.06% 12.18% 13.24% MSCI U.S. IMI Financials 5% Capped Linked Index 12.82% 11.76% 13.43% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 676,458,374	$ 676,458,374
Holdings Count | shares	64	64
Advisory Fees Paid, Amount	$ 4,639,325
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$676,458,374
Number of Holdings	64
Total Advisory Fee	$4,639,325
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 34.0 Capital Markets 28.4 Insurance 17.2 Financial Services 14.6 Consumer Finance 4.5 Professional Services 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 95.1 United Kingdom 1.6 Puerto Rico 0.8 Australia 0.7 Grand Cayman (UK Overseas Ter) 0.7 Mexico 0.6 France 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 United Kingdom - 1.6 Puerto Rico - 0.8 Australia - 0.7 Grand Cayman (UK Overseas Ter) - 0.7 Mexico - 0.6 France - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.8 Bank of America Corp 7.0 Wells Fargo & Co 6.7 Charles Schwab Corp/The 4.7 State Street Corp 3.9 Citigroup Inc 3.8 Reinsurance Group of America Inc 3.4 Morgan Stanley 2.6 Chubb Ltd 2.5 Capital One Financial Corp 2.4 45.8
Fidelity Advisor Financials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class A
Trading Symbol	FAFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance firms. Stock picks and an overweight in regional banks, along with stock selection and an underweight in the financial exchanges & data category, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in State Street (+68%). The company was among the fund's biggest holdings. Avoiding S&P Global, an index component that returned -21%, also helped. Another notable relative contributor this period was avoiding Coinbase Global, an index component that returned about -61%.
•In contrast, the primary detractor from performance versus the sector index was an underweight among life & health insurance providers. Stock selection in insurance brokers also hampered the fund's result, as did an overweight in the diversified financial services industry.
•Not owning Goldman Sachs Group, an index component that gained roughly 44%, was the biggest individual relative detractor, followed by an overweight in Blue Owl Capital (-43%). The latter was a stake we established this period. An overweight in Mastercard (+2%), the fund's biggest holding, also detracted.
•Notable changes in positioning include increased exposure to the investment banking & brokerage industry and a lower allocation to financial exchanges & data stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,967 $13,418 $13,693 $11,619 $18,803 $18,164 $18,922 $24,632 $29,662 $34,693 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $13,125 $14,720 $15,196 $12,873 $20,230 $19,281 $20,321 $26,008 $31,266 $35,275 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 10.24% 11.70% 13.25% Class A (without 5.75% sales charge) 16.96% 13.03% 13.92% MSCI U.S. IMI Financials 5% Capped Linked Index 12.82% 11.76% 13.43% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 676,458,374	$ 676,458,374
Holdings Count | shares	64	64
Advisory Fees Paid, Amount	$ 4,639,325
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$676,458,374
Number of Holdings	64
Total Advisory Fee	$4,639,325
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 34.0 Capital Markets 28.4 Insurance 17.2 Financial Services 14.6 Consumer Finance 4.5 Professional Services 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 95.1 United Kingdom 1.6 Puerto Rico 0.8 Australia 0.7 Grand Cayman (UK Overseas Ter) 0.7 Mexico 0.6 France 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 United Kingdom - 1.6 Puerto Rico - 0.8 Australia - 0.7 Grand Cayman (UK Overseas Ter) - 0.7 Mexico - 0.6 France - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 8.8 Bank of America Corp 7.0 Wells Fargo & Co 6.7 Charles Schwab Corp/The 4.7 State Street Corp 3.9 Citigroup Inc 3.8 Reinsurance Group of America Inc 3.4 Morgan Stanley 2.6 Chubb Ltd 2.5 Capital One Financial Corp 2.4 45.8
Fidelity Advisor Biotechnology Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class Z
Trading Symbol	FIJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 74	0.57%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Security selection in pharmaceuticals and health care technology, most of which were out-of-index positions, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Oruka Therapeutics (+612%). The company was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Spyre Therapeutics (+484%). The company was one of the fund's largest holdings at period end. An overweight in Cogent Biosciences (+240%) also helped. The company was one of the fund's biggest holdings.
•The largest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The stock was among our biggest holdings. A second notable relative detractor was our stake in Soleno Therapeutics (-53%). The stock was not held at period end. Untimely positioning in uniQure (+17%) also hurt. This was a position we established this period.
•Notable changes in positioning include a higher allocation to pharmaceuticals and lower exposure to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,217 $12,031 $13,774 $11,207 $12,965 $16,814 $15,597 $25,394 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $8,683 $11,477 $13,581 $12,037 $13,159 $16,701 $15,512 $22,429 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 $28,991 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 62.81% 13.01% 12.63% MSCI U.S. IMI Biotechnology 25-50 Index 44.59% 10.55% 10.86% S&P 500® Index 19.56% 12.86% 14.56% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,204,320,575	$ 2,204,320,575
Holdings Count | shares	116	116
Advisory Fees Paid, Amount	$ 12,169,643
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,204,320,575
Number of Holdings	116
Total Advisory Fee	$12,169,643
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 88.4 Pharmaceuticals 10.6 Health Care Technology 0.0 Common Stocks 97.5 Preferred Stocks 1.5 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 1.5 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 90.6 Netherlands 4.0 Denmark 3.0 Canada 1.0 France 0.4 Belgium 0.4 United Kingdom 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Netherlands - 4.0 Denmark - 3.0 Canada - 1.0 France - 0.4 Belgium - 0.4 United Kingdom - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 14.8 Gilead Sciences Inc 5.8 Spyre Therapeutics Inc 3.8 Alnylam Pharmaceuticals Inc 3.6 Dianthus Therapeutics Inc 3.5 Cogent Biosciences Inc 3.2 Oruka Therapeutics Inc 3.2 Insmed Inc 3.0 Revolution Medicines Inc 3.0 Argenx SE ADR 3.0 46.9
Fidelity Advisor Biotechnology Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class M
Trading Symbol	FBTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 155	1.19%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Security selection in pharmaceuticals and health care technology, most of which were out-of-index positions, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Oruka Therapeutics (+612%). The company was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Spyre Therapeutics (+484%). The company was one of the fund's largest holdings at period end. An overweight in Cogent Biosciences (+240%) also helped. The company was one of the fund's biggest holdings.
•The largest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The stock was among our biggest holdings. A second notable relative detractor was our stake in Soleno Therapeutics (-53%). The stock was not held at period end. Untimely positioning in uniQure (+17%) also hurt. This was a position we established this period.
•Notable changes in positioning include a higher allocation to pharmaceuticals and lower exposure to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,989 $12,456 $11,654 $15,109 $17,177 $13,883 $15,948 $20,552 $18,947 $30,651 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $11,625 $12,983 $11,564 $15,286 $18,089 $16,032 $17,526 $22,245 $20,661 $29,874 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 56.11% 11.48% 11.85% Class M (without 3.50% sales charge) 61.77% 12.28% 12.25% MSCI U.S. IMI Biotechnology 25-50 Index 44.59% 10.55% 11.57% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,204,320,575	$ 2,204,320,575
Holdings Count | shares	116	116
Advisory Fees Paid, Amount	$ 12,169,643
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,204,320,575
Number of Holdings	116
Total Advisory Fee	$12,169,643
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 88.4 Pharmaceuticals 10.6 Health Care Technology 0.0 Common Stocks 97.5 Preferred Stocks 1.5 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 1.5 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 90.6 Netherlands 4.0 Denmark 3.0 Canada 1.0 France 0.4 Belgium 0.4 United Kingdom 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Netherlands - 4.0 Denmark - 3.0 Canada - 1.0 France - 0.4 Belgium - 0.4 United Kingdom - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 14.8 Gilead Sciences Inc 5.8 Spyre Therapeutics Inc 3.8 Alnylam Pharmaceuticals Inc 3.6 Dianthus Therapeutics Inc 3.5 Cogent Biosciences Inc 3.2 Oruka Therapeutics Inc 3.2 Insmed Inc 3.0 Revolution Medicines Inc 3.0 Argenx SE ADR 3.0 46.9
Fidelity Advisor Biotechnology Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class I
Trading Symbol	FBTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 90	0.69%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Security selection in pharmaceuticals and health care technology, most of which were out-of-index positions, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Oruka Therapeutics (+612%). The company was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Spyre Therapeutics (+484%). The company was one of the fund's largest holdings at period end. An overweight in Cogent Biosciences (+240%) also helped. The company was one of the fund's biggest holdings.
•The largest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The stock was among our biggest holdings. A second notable relative detractor was our stake in Soleno Therapeutics (-53%). The stock was not held at period end. Untimely positioning in uniQure (+17%) also hurt. This was a position we established this period.
•Notable changes in positioning include a higher allocation to pharmaceuticals and lower exposure to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $11,456 $13,064 $12,294 $16,023 $18,320 $14,887 $17,195 $22,272 $20,642 $33,560 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $11,625 $12,983 $11,564 $15,286 $18,089 $16,032 $17,526 $22,245 $20,661 $29,874 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 62.58% 12.87% 12.87% MSCI U.S. IMI Biotechnology 25-50 Index 44.59% 10.55% 11.57% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,204,320,575	$ 2,204,320,575
Holdings Count | shares	116	116
Advisory Fees Paid, Amount	$ 12,169,643
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,204,320,575
Number of Holdings	116
Total Advisory Fee	$12,169,643
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 88.4 Pharmaceuticals 10.6 Health Care Technology 0.0 Common Stocks 97.5 Preferred Stocks 1.5 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 1.5 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 90.6 Netherlands 4.0 Denmark 3.0 Canada 1.0 France 0.4 Belgium 0.4 United Kingdom 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Netherlands - 4.0 Denmark - 3.0 Canada - 1.0 France - 0.4 Belgium - 0.4 United Kingdom - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 14.8 Gilead Sciences Inc 5.8 Spyre Therapeutics Inc 3.8 Alnylam Pharmaceuticals Inc 3.6 Dianthus Therapeutics Inc 3.5 Cogent Biosciences Inc 3.2 Oruka Therapeutics Inc 3.2 Insmed Inc 3.0 Revolution Medicines Inc 3.0 Argenx SE ADR 3.0 46.9
Fidelity Advisor Biotechnology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class C
Trading Symbol	FBTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 220	1.69%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Security selection in pharmaceuticals and health care technology, most of which were out-of-index positions, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Oruka Therapeutics (+612%). The company was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Spyre Therapeutics (+484%). The company was one of the fund's largest holdings at period end. An overweight in Cogent Biosciences (+240%) also helped. The company was one of the fund's biggest holdings.
•The largest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The stock was among our biggest holdings. A second notable relative detractor was our stake in Soleno Therapeutics (-53%). The stock was not held at period end. Untimely positioning in uniQure (+17%) also hurt. This was a position we established this period.
•Notable changes in positioning include a higher allocation to pharmaceuticals and lower exposure to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $11,347 $12,806 $11,926 $15,393 $17,417 $14,014 $16,026 $20,538 $18,976 $30,782 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $11,625 $12,983 $11,564 $15,286 $18,089 $16,032 $17,526 $22,245 $20,661 $29,874 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 59.99% 11.74% 11.90% Class C 60.99% 11.74% 11.90% MSCI U.S. IMI Biotechnology 25-50 Index 44.59% 10.55% 11.57% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,204,320,575	$ 2,204,320,575
Holdings Count | shares	116	116
Advisory Fees Paid, Amount	$ 12,169,643
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,204,320,575
Number of Holdings	116
Total Advisory Fee	$12,169,643
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 88.4 Pharmaceuticals 10.6 Health Care Technology 0.0 Common Stocks 97.5 Preferred Stocks 1.5 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 1.5 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 90.6 Netherlands 4.0 Denmark 3.0 Canada 1.0 France 0.4 Belgium 0.4 United Kingdom 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Netherlands - 4.0 Denmark - 3.0 Canada - 1.0 France - 0.4 Belgium - 0.4 United Kingdom - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 14.8 Gilead Sciences Inc 5.8 Spyre Therapeutics Inc 3.8 Alnylam Pharmaceuticals Inc 3.6 Dianthus Therapeutics Inc 3.5 Cogent Biosciences Inc 3.2 Oruka Therapeutics Inc 3.2 Insmed Inc 3.0 Revolution Medicines Inc 3.0 Argenx SE ADR 3.0 46.9
Fidelity Advisor Biotechnology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class A
Trading Symbol	FBTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 123	0.94%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Security selection in pharmaceuticals and health care technology, most of which were out-of-index positions, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Oruka Therapeutics (+612%). The company was among the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Spyre Therapeutics (+484%). The company was one of the fund's largest holdings at period end. An overweight in Cogent Biosciences (+240%) also helped. The company was one of the fund's biggest holdings.
•The largest individual relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The stock was among our biggest holdings. A second notable relative detractor was our stake in Soleno Therapeutics (-53%). The stock was not held at period end. Untimely positioning in uniQure (+17%) also hurt. This was a position we established this period.
•Notable changes in positioning include a higher allocation to pharmaceuticals and lower exposure to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,773 $12,249 $11,494 $14,943 $17,040 $13,811 $15,908 $20,555 $18,992 $30,807 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $11,625 $12,983 $11,564 $15,286 $18,089 $16,032 $17,526 $22,245 $20,661 $29,874 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 52.88% 11.25% 11.91% Class A (without 5.75% sales charge) 62.21% 12.57% 12.57% MSCI U.S. IMI Biotechnology 25-50 Index 44.59% 10.55% 11.57% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,204,320,575	$ 2,204,320,575
Holdings Count | shares	116	116
Advisory Fees Paid, Amount	$ 12,169,643
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,204,320,575
Number of Holdings	116
Total Advisory Fee	$12,169,643
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 88.4 Pharmaceuticals 10.6 Health Care Technology 0.0 Common Stocks 97.5 Preferred Stocks 1.5 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 1.5 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 90.6 Netherlands 4.0 Denmark 3.0 Canada 1.0 France 0.4 Belgium 0.4 United Kingdom 0.3 Germany 0.2 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Netherlands - 4.0 Denmark - 3.0 Canada - 1.0 France - 0.4 Belgium - 0.4 United Kingdom - 0.3 Germany - 0.2 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 14.8 Gilead Sciences Inc 5.8 Spyre Therapeutics Inc 3.8 Alnylam Pharmaceuticals Inc 3.6 Dianthus Therapeutics Inc 3.5 Cogent Biosciences Inc 3.2 Oruka Therapeutics Inc 3.2 Insmed Inc 3.0 Revolution Medicines Inc 3.0 Argenx SE ADR 3.0 46.9
Select Industrials Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Industrials Portfolio
Trading Symbol	FIDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period October 9, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Industrials PortfolioA	$ 57	0.64%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.64%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, especially an underweight in human resource & employment services. Picks in construction & engineering also boosted the fund's relative performance. Also helping our relative result was an overweight in heavy electrical equipment.
•The top individual relative contributor was an overweight in Howmet Aerospace (+60%). The company was one of our biggest holdings. A second notable relative contributor was an overweight in Cummins (+74%). This was a position we established this period. The company was one of the fund's biggest holdings this period. An overweight in GE Vernova (+49%) also helped. The stock was one of the fund's biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in aerospace & defense. Also hurting our result was stock picking in electrical components & equipment and heavy electrical equipment.
•The biggest individual relative detractor was an underweight in Caterpillar (+88%). This period we increased our stake in Caterpillar. A second notable relative detractor was an overweight in Boeing (-2%). This period we increased our stake in Boeing. The company was among our largest holdings. An overweight in Ingersoll Rand (-2%) also detracted. This period we increased our stake in Ingersoll Rand. The stock was one of the fund's biggest holdings this period.
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment and construction & engineering industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 9, 2025 through July 31, 2026. Initial investment of $10,000. Industrials Portfolio $10,000 $12,165 MSCI U.S. IMI Industrials 25-50 Index $10,000 $11,740 S&P 500® Index $10,000 $11,225 2025 2026
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,161,544,746	$ 2,161,544,746
Holdings Count | shares	50	50
Advisory Fees Paid, Amount	$ 10,611,345
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,161,544,746
Number of Holdings	50
Total Advisory Fee	$10,611,345
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 30.9 Machinery 24.3 Electrical Equipment 13.6 Building Products 8.8 Ground Transportation 5.6 Construction & Engineering 5.0 Commercial Services & Supplies 3.2 Trading Companies & Distributors 3.0 Industrial Conglomerates 1.8 Others 2.5 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.1 GE Vernova Inc 6.3 Boeing Co 6.2 Trane Technologies PLC 4.6 Howmet Aerospace Inc 4.5 Parker-Hannifin Corp 4.4 Eaton Corp PLC 3.5 RTX Corp 3.5 PACCAR Inc 2.9 Quanta Services Inc 2.9 46.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Industrials Portfolio merged into Fidelity Advisor® Industrials Fund on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Health Care Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class Z
Trading Symbol	FIKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+113%). The stock was not held at period end. Not owning Abbott Laboratories, an index component that returned roughly -14%, was a second notable relative contributor. An overweight in BrightSpring Health Services (+193%) also helped. This period we decreased our position in BrightSpring Health Services.
•In contrast, the primary detractor from performance versus the sector index was an underweight in pharmaceuticals. Stock selection in health care equipment also hampered the fund's result. Also detracting from our result was an overweight in health care technology.
•The largest individual relative detractor was an overweight in Boston Scientific (-55%). This period we decreased our stake in Boston Scientific. The company was one of the fund's largest holdings this period. A non-index stake in Legend Biotech returned -53% and was the second-largest relative detractor. This period we decreased our stake in Legend Biotech. Another notable relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The company was the fund's 11-th biggest holding this period.
•Notable changes in positioning include increased exposure to the life sciences tools & services and pharmaceuticals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,714 $12,141 $14,709 $13,008 $13,543 $14,506 $13,626 $17,728 MSCI U.S. IMI Health Care 25-50 Index $10,000 $9,682 $11,598 $14,864 $14,388 $14,767 $16,651 $14,869 $19,107 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 $24,247 $28,991 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 30.10% 3.80% 7.58% MSCI U.S. IMI Health Care 25-50 Index 28.51% 5.15% 8.62% S&P 500® Index 19.56% 12.86% 14.56% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,117,289,219	$ 3,117,289,219
Holdings Count | shares	138	138
Advisory Fees Paid, Amount	$ 20,416,822
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,117,289,219
Number of Holdings	138
Total Advisory Fee	$20,416,822
Portfolio Turnover	74%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 37.8 Life Sciences Tools & Services 24.0 Pharmaceuticals 23.4 Health Care Providers & Services 10.0 Health Care Equipment & Supplies 3.4 Health Care Technology 0.6 Chemicals 0.1 Financial Services 0.1 Common Stocks 97.3 Preferred Stocks 2.1 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 2.1 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.5 Netherlands 2.9 Denmark 2.0 Belgium 1.3 Canada 0.9 France 0.8 United Kingdom 0.3 Israel 0.2 Australia 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 2.9 Denmark - 2.0 Belgium - 1.3 Canada - 0.9 France - 0.8 United Kingdom - 0.3 Israel - 0.2 Australia - 0.1 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 7.7 Danaher Corp 6.8 Thermo Fisher Scientific Inc 6.4 UnitedHealth Group Inc 4.2 Johnson & Johnson 3.8 AbbVie Inc 3.6 West Pharmaceutical Services Inc 2.1 Argenx SE ADR 2.1 Merck & Co Inc 2.1 Ascendis Pharma A/S 2.0 40.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Health Care Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class M
Trading Symbol	FACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 138	1.21%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+113%). The stock was not held at period end. Not owning Abbott Laboratories, an index component that returned roughly -14%, was a second notable relative contributor. An overweight in BrightSpring Health Services (+193%) also helped. This period we decreased our position in BrightSpring Health Services.
•In contrast, the primary detractor from performance versus the sector index was an underweight in pharmaceuticals. Stock selection in health care equipment also hampered the fund's result. Also detracting from our result was an overweight in health care technology.
•The largest individual relative detractor was an overweight in Boston Scientific (-55%). This period we decreased our stake in Boston Scientific. The company was one of the fund's largest holdings this period. A non-index stake in Legend Biotech returned -53% and was the second-largest relative detractor. This period we decreased our stake in Legend Biotech. Another notable relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The company was the fund's 11-th biggest holding this period.
•Notable changes in positioning include increased exposure to the life sciences tools & services and pharmaceuticals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,536 $12,587 $12,915 $16,039 $19,309 $16,969 $17,554 $18,683 $17,443 $22,550 MSCI U.S. IMI Health Care 25-50 Index $10,000 $10,935 $12,626 $13,117 $15,713 $20,138 $19,492 $20,006 $22,558 $20,144 $25,886 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 24.76% 2.42% 8.47% Class M (without 3.50% sales charge) 29.28% 3.15% 8.86% MSCI U.S. IMI Health Care 25-50 Index 28.51% 5.15% 9.98% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,117,289,219	$ 3,117,289,219
Holdings Count | shares	138	138
Advisory Fees Paid, Amount	$ 20,416,822
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,117,289,219
Number of Holdings	138
Total Advisory Fee	$20,416,822
Portfolio Turnover	74%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 37.8 Life Sciences Tools & Services 24.0 Pharmaceuticals 23.4 Health Care Providers & Services 10.0 Health Care Equipment & Supplies 3.4 Health Care Technology 0.6 Chemicals 0.1 Financial Services 0.1 Common Stocks 97.3 Preferred Stocks 2.1 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 2.1 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.5 Netherlands 2.9 Denmark 2.0 Belgium 1.3 Canada 0.9 France 0.8 United Kingdom 0.3 Israel 0.2 Australia 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 2.9 Denmark - 2.0 Belgium - 1.3 Canada - 0.9 France - 0.8 United Kingdom - 0.3 Israel - 0.2 Australia - 0.1 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 7.7 Danaher Corp 6.8 Thermo Fisher Scientific Inc 6.4 UnitedHealth Group Inc 4.2 Johnson & Johnson 3.8 AbbVie Inc 3.6 West Pharmaceutical Services Inc 2.1 Argenx SE ADR 2.1 Merck & Co Inc 2.1 Ascendis Pharma A/S 2.0 40.8
Fidelity Advisor Health Care Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class I
Trading Symbol	FHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+113%). The stock was not held at period end. Not owning Abbott Laboratories, an index component that returned roughly -14%, was a second notable relative contributor. An overweight in BrightSpring Health Services (+193%) also helped. This period we decreased our position in BrightSpring Health Services.
•In contrast, the primary detractor from performance versus the sector index was an underweight in pharmaceuticals. Stock selection in health care equipment also hampered the fund's result. Also detracting from our result was an overweight in health care technology.
•The largest individual relative detractor was an overweight in Boston Scientific (-55%). This period we decreased our stake in Boston Scientific. The company was one of the fund's largest holdings this period. A non-index stake in Legend Biotech returned -53% and was the second-largest relative detractor. This period we decreased our stake in Legend Biotech. Another notable relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The company was the fund's 11-th biggest holding this period.
•Notable changes in positioning include increased exposure to the life sciences tools & services and pharmaceuticals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $10,978 $13,184 $13,599 $16,977 $20,543 $18,144 $18,866 $20,182 $18,937 $24,605 MSCI U.S. IMI Health Care 25-50 Index $10,000 $10,935 $12,626 $13,117 $15,713 $20,138 $19,492 $20,006 $22,558 $20,144 $25,886 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 29.93% 3.67% 9.42% MSCI U.S. IMI Health Care 25-50 Index 28.51% 5.15% 9.98% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,117,289,219	$ 3,117,289,219
Holdings Count | shares	138	138
Advisory Fees Paid, Amount	$ 20,416,822
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,117,289,219
Number of Holdings	138
Total Advisory Fee	$20,416,822
Portfolio Turnover	74%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 37.8 Life Sciences Tools & Services 24.0 Pharmaceuticals 23.4 Health Care Providers & Services 10.0 Health Care Equipment & Supplies 3.4 Health Care Technology 0.6 Chemicals 0.1 Financial Services 0.1 Common Stocks 97.3 Preferred Stocks 2.1 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 2.1 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.5 Netherlands 2.9 Denmark 2.0 Belgium 1.3 Canada 0.9 France 0.8 United Kingdom 0.3 Israel 0.2 Australia 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 2.9 Denmark - 2.0 Belgium - 1.3 Canada - 0.9 France - 0.8 United Kingdom - 0.3 Israel - 0.2 Australia - 0.1 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 7.7 Danaher Corp 6.8 Thermo Fisher Scientific Inc 6.4 UnitedHealth Group Inc 4.2 Johnson & Johnson 3.8 AbbVie Inc 3.6 West Pharmaceutical Services Inc 2.1 Argenx SE ADR 2.1 Merck & Co Inc 2.1 Ascendis Pharma A/S 2.0 40.8
Fidelity Advisor Health Care Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class C
Trading Symbol	FHCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.70%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+113%). The stock was not held at period end. Not owning Abbott Laboratories, an index component that returned roughly -14%, was a second notable relative contributor. An overweight in BrightSpring Health Services (+193%) also helped. This period we decreased our position in BrightSpring Health Services.
•In contrast, the primary detractor from performance versus the sector index was an underweight in pharmaceuticals. Stock selection in health care equipment also hampered the fund's result. Also detracting from our result was an overweight in health care technology.
•The largest individual relative detractor was an overweight in Boston Scientific (-55%). This period we decreased our stake in Boston Scientific. The company was one of the fund's largest holdings this period. A non-index stake in Legend Biotech returned -53% and was the second-largest relative detractor. This period we decreased our stake in Legend Biotech. Another notable relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The company was the fund's 11-th biggest holding this period.
•Notable changes in positioning include increased exposure to the life sciences tools & services and pharmaceuticals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $10,868 $12,921 $13,193 $16,304 $19,529 $17,076 $17,576 $18,613 $17,422 $22,582 MSCI U.S. IMI Health Care 25-50 Index $10,000 $10,935 $12,626 $13,117 $15,713 $20,138 $19,492 $20,006 $22,558 $20,144 $25,886 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 27.64% 2.64% 8.49% Class C 28.64% 2.64% 8.49% MSCI U.S. IMI Health Care 25-50 Index 28.51% 5.15% 9.98% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,117,289,219	$ 3,117,289,219
Holdings Count | shares	138	138
Advisory Fees Paid, Amount	$ 20,416,822
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,117,289,219
Number of Holdings	138
Total Advisory Fee	$20,416,822
Portfolio Turnover	74%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 37.8 Life Sciences Tools & Services 24.0 Pharmaceuticals 23.4 Health Care Providers & Services 10.0 Health Care Equipment & Supplies 3.4 Health Care Technology 0.6 Chemicals 0.1 Financial Services 0.1 Common Stocks 97.3 Preferred Stocks 2.1 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 2.1 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.5 Netherlands 2.9 Denmark 2.0 Belgium 1.3 Canada 0.9 France 0.8 United Kingdom 0.3 Israel 0.2 Australia 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 2.9 Denmark - 2.0 Belgium - 1.3 Canada - 0.9 France - 0.8 United Kingdom - 0.3 Israel - 0.2 Australia - 0.1 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 7.7 Danaher Corp 6.8 Thermo Fisher Scientific Inc 6.4 UnitedHealth Group Inc 4.2 Johnson & Johnson 3.8 AbbVie Inc 3.6 West Pharmaceutical Services Inc 2.1 Argenx SE ADR 2.1 Merck & Co Inc 2.1 Ascendis Pharma A/S 2.0 40.8
Fidelity Advisor Health Care Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class A
Trading Symbol	FACDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 110	0.96%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+113%). The stock was not held at period end. Not owning Abbott Laboratories, an index component that returned roughly -14%, was a second notable relative contributor. An overweight in BrightSpring Health Services (+193%) also helped. This period we decreased our position in BrightSpring Health Services.
•In contrast, the primary detractor from performance versus the sector index was an underweight in pharmaceuticals. Stock selection in health care equipment also hampered the fund's result. Also detracting from our result was an overweight in health care technology.
•The largest individual relative detractor was an overweight in Boston Scientific (-55%). This period we decreased our stake in Boston Scientific. The company was one of the fund's largest holdings this period. A non-index stake in Legend Biotech returned -53% and was the second-largest relative detractor. This period we decreased our stake in Legend Biotech. Another notable relative detractor was an overweight in Alnylam Pharmaceuticals (-48%). The company was the fund's 11-th biggest holding this period.
•Notable changes in positioning include increased exposure to the life sciences tools & services and pharmaceuticals industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,317 $12,361 $12,716 $15,831 $19,108 $16,833 $17,459 $18,625 $17,433 $22,597 MSCI U.S. IMI Health Care 25-50 Index $10,000 $10,935 $12,626 $13,117 $15,713 $20,138 $19,492 $20,006 $22,558 $20,144 $25,886 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 22.17% 2.19% 8.49% Class A (without 5.75% sales charge) 29.62% 3.41% 9.14% MSCI U.S. IMI Health Care 25-50 Index 28.51% 5.15% 9.98% S&P 500® Index 19.56% 12.86% 15.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,117,289,219	$ 3,117,289,219
Holdings Count | shares	138	138
Advisory Fees Paid, Amount	$ 20,416,822
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,117,289,219
Number of Holdings	138
Total Advisory Fee	$20,416,822
Portfolio Turnover	74%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 37.8 Life Sciences Tools & Services 24.0 Pharmaceuticals 23.4 Health Care Providers & Services 10.0 Health Care Equipment & Supplies 3.4 Health Care Technology 0.6 Chemicals 0.1 Financial Services 0.1 Common Stocks 97.3 Preferred Stocks 2.1 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 2.1 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.5 Netherlands 2.9 Denmark 2.0 Belgium 1.3 Canada 0.9 France 0.8 United Kingdom 0.3 Israel 0.2 Australia 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Netherlands - 2.9 Denmark - 2.0 Belgium - 1.3 Canada - 0.9 France - 0.8 United Kingdom - 0.3 Israel - 0.2 Australia - 0.1 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 7.7 Danaher Corp 6.8 Thermo Fisher Scientific Inc 6.4 UnitedHealth Group Inc 4.2 Johnson & Johnson 3.8 AbbVie Inc 3.6 West Pharmaceutical Services Inc 2.1 Argenx SE ADR 2.1 Merck & Co Inc 2.1 Ascendis Pharma A/S 2.0 40.8